                              NUVEEN MUTUAL FUNDS
                          SUPPLEMENT TO PROSPECTUSES
                            Dated January 23, 2003

Nuveen Municipal Trust                  Nuveen Multistate Trust III
  Prospectus dated August 28, 2002        Prospectuses dated September 27, 2002
Nuveen Multistate Trust I               Nuveen Multistate Trust IV
  Prospectuses dated September 27, 2002   Prospectuses dated September 27, 2002
  Nuveen Multistate Trust II
    Prospectuses dated June 28, 2002

   As part of a general realignment of portfolio management responsibilities, the portfolio managers listed below have assumed management responsibility for the specified Nuveen mutual funds, effective January 13, 2003.

   As in the past, each fund will continue to utilize a team approach, and each lead manager has extensive experience managing municipal bond portfolios. There have been no changes in any fund's investment objectives, policies or day-to-day portfolio management practices.

Fund                                                Portfolio Manager          Investment Experience
----                                                -----------------          ---------------------
Nuveen Massachusetts Municipal Bond Fund         Paul L. Brennan         Vice President, Nuveen Advisory
Nuveen New Jersey Municipal Bond Fund                                    and Institutional Advisory (since
Nuveen Pennsylvania Municipal Bond Fund                                  2002), formerly, Assistant Vice
                                                                         President.
Nuveen Intermediate Duration Municipal Bond Fund William M. Fitzgerald   Managing Director (since 2001),
                                                                         previously, Vice President (since
                                                                         1995) of Nuveen Advisory and
                                                                         Institutional Advisory; Chartered
                                                                         Financial Analyst.
Nuveen All-American Municipal Bond Fund          J. Thomas Futrell       Vice President, Nuveen Advisory
                                                                         and Institutional Advisory (since
                                                                         1991).
Nuveen Arizona Municipal Bond Fund               Richard A. Huber        Vice President, Nuveen Advisory
Nuveen Colorado Municipal Bond Fund                                      and Institutional Advisory (since
Nuveen Florida Municipal Bond Fund                                       1997).
Nuveen Georgia Municipal Bond Fund
Nuveen Kansas Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund    Thomas J. O'Shaughnessy Vice President, Nuveen Advisory
Nuveen Insured Municipal Bond Fund                                       and Institutional Advisory (since
Nuveen Massachusetts Insured Municipal Bond Fund                         2002); formerly, Assistant Vice
                                                                         President; Chartered Financial
                                                                         Analyst
Nuveen California Municipal Bond Fund            Scott R. Romans         Assistant Vice President and
                                                 Co-Manager with         Portfolio Managers Nuveen
                                                 William Fitzgerald      Advisory and Institutional
                                                                         Advisory (since 1/03), formerly,
                                                                         Senior Analyst (since 6/00);
                                                                         prior thereto, attended
                                                                         University of Chicago, receiving
                                                                         his Ph.D in 2000.

                  PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                             FOR FUTURE REFERENCE
                                                                  MGN-PRO-0103D

                              NUVEEN MUTUAL FUNDS

              SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                            Dated January 23, 2003

                            Nuveen Municipal Trust
           Statement of Additional Information dated August 28, 2002
                           Nuveen Multistate Trust I
         Statement of Additional Information dated September 27, 2002
                          Nuveen Multistate Trust II
            Statement of Additional Information dated June 28, 2002
                          Nuveen Multistate Trust III
         Statement of Additional Information dated September 27, 2002
                          Nuveen Multistate Trust IV
         Statement of Additional Information dated September 27, 2002
                            Nuveen Investment Trust
          Statement of Additional Information dated October 28, 2002
                          Nuveen Investment Trust II
           Statement of Additional Information dated October 7, 2002

   In the section entitled, "Management", the following changes are made to the list of Trustees and Officers:

                       Name              Position with the Trust
                       ----              -----------------------
                                        Chairman of the Board and
             Timothy R. Schwertfeger    Trustee
             Gifford R. Zimmerman       Chief Executive Officer
                                        Vice President and
             Jessica R. Droeger         Secretary

      PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE

                                                                  MGN-SAI-0103D